SHORT-TERM INVESTMENTS - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Marketable securities	$ 1,012,286	$ 1,041,589
Short-term bank deposits	$ 29,657	$ 4,507